Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Tax-Free Trust
Entity Central Index Key	0000757010
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FALQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[1],[2]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 167,212,519
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	5.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[4],[5]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 167,212,519
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	5.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FALEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[7],[8]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 167,212,519
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	5.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FALRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[10],[11]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 167,212,519
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	5.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Alabama Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FALZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Alabama Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[13],[14]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 167,212,519
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	5.93%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$167,212,519
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	5.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FAZQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.84%
[16]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 586,078,241
Holdings Count | $ / shares	152
Investment Company Portfolio Turnover	3.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[17]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
[18]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 586,078,241
Holdings Count | $ / shares	152
Investment Company Portfolio Turnover	3.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[19]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FAZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.23%
[20]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Net Assets	$ 586,078,241
Holdings Count | $ / shares	152
Investment Company Portfolio Turnover	3.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FAZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
[22]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 586,078,241
Holdings Count | $ / shares	152
Investment Company Portfolio Turnover	3.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[23]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Arizona Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FAZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Arizona Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.59%
[24]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 586,078,241
Holdings Count | $ / shares	152
Investment Company Portfolio Turnover	3.99%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$586,078,241
Total Number of Portfolio Holdings	152
Portfolio Turnover Rate	3.99%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FCOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.86%
[26]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 476,975,594
Holdings Count | $ / shares	189
Investment Company Portfolio Turnover	3.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$36	0.71%
[28]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 476,975,594
Holdings Count | $ / shares	189
Investment Company Portfolio Turnover	3.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$63	1.26%
[30]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%
Net Assets	$ 476,975,594
Holdings Count | $ / shares	189
Investment Company Portfolio Turnover	3.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[31]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.56%
[32]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 476,975,594
Holdings Count | $ / shares	189
Investment Company Portfolio Turnover	3.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Colorado Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Colorado Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$31	0.61%
[34]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 476,975,594
Holdings Count | $ / shares	189
Investment Company Portfolio Turnover	3.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$476,975,594
Total Number of Portfolio Holdings	189
Portfolio Turnover Rate	3.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[35]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[36],[37]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 157,154,446
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	16.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[38]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.75%
[39],[40]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 157,154,446
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	16.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[41]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[42],[43]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 157,154,446
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	16.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[44]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FCTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[45],[46]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 157,154,446
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	16.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[47]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Connecticut Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FCNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Connecticut Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.65%
[48],[49]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 157,154,446
Holdings Count | $ / shares	111
Investment Company Portfolio Turnover	16.12%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$157,154,446
Total Number of Portfolio Holdings	111
Portfolio Turnover Rate	16.12%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FKQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$35	0.71%
[51],[52]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 1,984,610,018
Holdings Count | $ / shares	600
Investment Company Portfolio Turnover	7.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[53]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.56%
[54],[55]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 1,984,610,018
Holdings Count | $ / shares	600
Investment Company Portfolio Turnover	7.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[56]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FCITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$55	1.11%
[57],[58]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Net Assets	$ 1,984,610,018
Holdings Count | $ / shares	600
Investment Company Portfolio Turnover	7.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[59]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FITQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$20	0.40%
[60],[61]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,984,610,018
Holdings Count | $ / shares	600
Investment Company Portfolio Turnover	7.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[62]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FITZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Intermediate-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$23	0.46%
[63],[64]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,984,610,018
Holdings Count | $ / shares	600
Investment Company Portfolio Turnover	7.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,984,610,018
Total Number of Portfolio Holdings	600
Portfolio Turnover Rate	7.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[65]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FFLQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$33	0.65%
[66],[67]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 855,030,005
Holdings Count | $ / shares	369
Investment Company Portfolio Turnover	10.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FFTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$28	0.55%
[69],[70]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 855,030,005
Holdings Count | $ / shares	369
Investment Company Portfolio Turnover	10.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[71]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FFTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$19	0.37%
[72],[73]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 855,030,005
Holdings Count | $ / shares	369
Investment Company Portfolio Turnover	10.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[74]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Federal Limited-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FTFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Federal Limited-Term Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$20	0.40%
[75],[76]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 855,030,005
Holdings Count | $ / shares	369
Investment Company Portfolio Turnover	10.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$855,030,005
Total Number of Portfolio Holdings	369
Portfolio Turnover Rate	10.64%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[77]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FGAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[78],[79]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 258,243,301
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	4.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[80]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[81],[82]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 258,243,301
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	4.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[83]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FGAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[84],[85]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 258,243,301
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	4.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[86]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FGFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[87],[88]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 258,243,301
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	4.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[89]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Georgia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Georgia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[90],[91]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 258,243,301
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	4.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$258,243,301
Total Number of Portfolio Holdings	108
Portfolio Turnover Rate	4.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[92]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FHYQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$40	0.80%
[93]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 4,612,979,549
Holdings Count | $ / shares	1,842
Investment Company Portfolio Turnover	3.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[94]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.65%
[95]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 4,612,979,549
Holdings Count | $ / shares	1,842
Investment Company Portfolio Turnover	3.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[96]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.19%
[97]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Net Assets	$ 4,612,979,549
Holdings Count | $ / shares	1,842
Investment Company Portfolio Turnover	3.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[98]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$25	0.50%
[99]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 4,612,979,549
Holdings Count | $ / shares	1,842
Investment Company Portfolio Turnover	3.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin High Yield Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FHYVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin High Yield Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.55%
[101]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 4,612,979,549
Holdings Count | $ / shares	1,842
Investment Company Portfolio Turnover	3.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$4,612,979,549
Total Number of Portfolio Holdings	1,842
Portfolio Turnover Rate	3.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[102]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FLAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$31	0.62%
[103],[104]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 201,983,695
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	3.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[105]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[106],[107]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 201,983,695
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	3.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[108]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[109],[110]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 201,983,695
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	3.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[111]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FLAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[112],[113]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 201,983,695
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	3.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[114]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Louisiana Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FLTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Louisiana Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[115],[116]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 201,983,695
Holdings Count | $ / shares	100
Investment Company Portfolio Turnover	3.20%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$201,983,695
Total Number of Portfolio Holdings	100
Portfolio Turnover Rate	3.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[117]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[118],[119]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 306,891,921
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	1.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[120]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[121],[122]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 306,891,921
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	1.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[123]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$65	1.29%
[124],[125]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 306,891,921
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	1.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[126]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$30	0.60%
[127]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 306,891,921
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	1.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[128]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Maryland Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Maryland Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[129],[130]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 306,891,921
Holdings Count | $ / shares	112
Investment Company Portfolio Turnover	1.95%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$306,891,921
Total Number of Portfolio Holdings	112
Portfolio Turnover Rate	1.95%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[131]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.90%
[132],[133]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 330,730,613
Holdings Count | $ / shares	121
Investment Company Portfolio Turnover	4.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[134]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$38	0.75%
[135],[136]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 330,730,613
Holdings Count | $ / shares	121
Investment Company Portfolio Turnover	4.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[137]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.29%
[138],[139]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 330,730,613
Holdings Count | $ / shares	121
Investment Company Portfolio Turnover	4.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[140]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$30	0.60%
[141],[142]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 330,730,613
Holdings Count | $ / shares	121
Investment Company Portfolio Turnover	4.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[143]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Massachusetts Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Massachusetts Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$33	0.65%
[144],[145]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 330,730,613
Holdings Count | $ / shares	121
Investment Company Portfolio Turnover	4.01%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$330,730,613
Total Number of Portfolio Holdings	121
Portfolio Turnover Rate	4.01%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[146]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.84%
[147]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 652,914,178
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	6.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[148]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
[149]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 652,914,178
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	6.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[150]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.24%
[151]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 652,914,178
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	6.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[152]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.55%
[153]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 652,914,178
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	6.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[154]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Michigan Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Michigan Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
[155]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 652,914,178
Holdings Count | $ / shares	235
Investment Company Portfolio Turnover	6.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$652,914,178
Total Number of Portfolio Holdings	235
Portfolio Turnover Rate	6.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[156]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.85%
[157]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 572,081,592
Holdings Count | $ / shares	198
Investment Company Portfolio Turnover	4.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[158]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.70%
[159]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 572,081,592
Holdings Count | $ / shares	198
Investment Company Portfolio Turnover	4.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[160]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.25%
[161]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 572,081,592
Holdings Count | $ / shares	198
Investment Company Portfolio Turnover	4.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[162]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
[163]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 572,081,592
Holdings Count | $ / shares	198
Investment Company Portfolio Turnover	4.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[164]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Minnesota Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FMNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Minnesota Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.60%
[165]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 572,081,592
Holdings Count | $ / shares	198
Investment Company Portfolio Turnover	4.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$572,081,592
Total Number of Portfolio Holdings	198
Portfolio Turnover Rate	4.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[166]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FMQOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
[167]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 605,688,869
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[168]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.68%
[169]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 605,688,869
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[170]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FMOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
[171]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 605,688,869
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[172]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FMOQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
[173]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 605,688,869
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[174]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Missouri Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Missouri Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.58%
[175]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 605,688,869
Holdings Count | $ / shares	170
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$605,688,869
Total Number of Portfolio Holdings	170
Portfolio Turnover Rate	7.00%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[176]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FNJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.84%
[177]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 810,540,282
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	5.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[178]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.69%
[179]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 810,540,282
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	5.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[180]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.23%
[181]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
Net Assets	$ 810,540,282
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	5.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[182]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$26	0.52%
[183]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 810,540,282
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	5.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[184]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New Jersey Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin New Jersey Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.59%
[185]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 810,540,282
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	5.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$810,540,282
Total Number of Portfolio Holdings	224
Portfolio Turnover Rate	5.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[186]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FQNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$43	0.86%
[187]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 570,720,650
Holdings Count | $ / shares	207
Investment Company Portfolio Turnover	2.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[188]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FXNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.71%
[189]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 570,720,650
Holdings Count | $ / shares	207
Investment Company Portfolio Turnover	2.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[190]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.25%
[191]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Net Assets	$ 570,720,650
Holdings Count | $ / shares	207
Investment Company Portfolio Turnover	2.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[192]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FNCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.55%
[193]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 570,720,650
Holdings Count | $ / shares	207
Investment Company Portfolio Turnover	2.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[194]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin North Carolina Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin North Carolina Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.61%
[195]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Net Assets	$ 570,720,650
Holdings Count | $ / shares	207
Investment Company Portfolio Turnover	2.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$570,720,650
Total Number of Portfolio Holdings	207
Portfolio Turnover Rate	2.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[196]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
[197]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 870,063,007
Holdings Count | $ / shares	246
Investment Company Portfolio Turnover	2.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[198]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FTOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$34	0.67%
[199]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 870,063,007
Holdings Count | $ / shares	246
Investment Company Portfolio Turnover	2.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[200]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FOITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.22%
[201]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 870,063,007
Holdings Count | $ / shares	246
Investment Company Portfolio Turnover	2.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[202]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
[203]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 870,063,007
Holdings Count | $ / shares	246
Investment Company Portfolio Turnover	2.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[204]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Ohio Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FROZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Ohio Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$29	0.57%
[205]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 870,063,007
Holdings Count | $ / shares	246
Investment Company Portfolio Turnover	2.11%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$870,063,007
Total Number of Portfolio Holdings	246
Portfolio Turnover Rate	2.11%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[206]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FOFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
[207]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 780,947,440
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[208]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.66%
[209]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 780,947,440
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[210]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$60	1.21%
[211]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 780,947,440
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[212]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FOFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.53%
[213]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 780,947,440
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[214]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Oregon Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FOFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Oregon Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.56%
[215]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 780,947,440
Holdings Count | $ / shares	172
Investment Company Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$780,947,440
Total Number of Portfolio Holdings	172
Portfolio Turnover Rate	3.97%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[216]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FPAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.85%
[217]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 629,520,251
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	2.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[218]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$35	0.70%
[219]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 629,520,251
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	2.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[220]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FRPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$62	1.24%
[221]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Net Assets	$ 629,520,251
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	2.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[222]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.54%
[223]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 629,520,251
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	2.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[224]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Pennsylvania Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FPFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Pennsylvania Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$30	0.60%
[225]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 629,520,251
Holdings Count | $ / shares	212
Investment Company Portfolio Turnover	2.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$629,520,251
Total Number of Portfolio Holdings	212
Portfolio Turnover Rate	2.10%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[226]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FVAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.88%
[227]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 451,216,251
Holdings Count | $ / shares	157
Investment Company Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[228]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FRVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$37	0.73%
[229]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 451,216,251
Holdings Count | $ / shares	157
Investment Company Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[230]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FVAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$64	1.27%
[231]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 451,216,251
Holdings Count | $ / shares	157
Investment Company Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[232]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FRVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.56%
[233]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 451,216,251
Holdings Count | $ / shares	157
Investment Company Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[234]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Virginia Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FRVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Virginia Tax-Free Income Fund for the period March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$32	0.63%
[235]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 451,216,251
Holdings Count | $ / shares	157
Investment Company Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$451,216,251
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	4.74%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[236]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Annualized.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
†	Annualized.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
†	Annualized.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
†	Annualized.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
†	Annualized.

[31]
*	Does not include derivatives, except purchased options, if any.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
†	Annualized.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	Annualized.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
†	Annualized.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
†	Annualized.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[49]
†	Annualized.

[50]
*	Does not include derivatives, except purchased options, if any.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
†	Annualized.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
†	Annualized.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[58]
†	Annualized.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[61]
†	Annualized.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[64]
†	Annualized.

[65]
*	Does not include derivatives, except purchased options, if any.

[66]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[67]
†	Annualized.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[70]
†	Annualized.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[73]
†	Annualized.

[74]
*	Does not include derivatives, except purchased options, if any.

[75]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[76]
†	Annualized.

[77]
*	Does not include derivatives, except purchased options, if any.

[78]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[79]
†	Annualized.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[82]
†	Annualized.

[83]
*	Does not include derivatives, except purchased options, if any.

[84]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[85]
†	Annualized.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[88]
†	Annualized.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[91]
†	Annualized.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
†	Annualized.

[94]
*	Does not include derivatives, except purchased options, if any.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
†	Annualized.

[98]
*	Does not include derivatives, except purchased options, if any.

[99]
†	Annualized.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
†	Annualized.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[104]
†	Annualized.

[105]
*	Does not include derivatives, except purchased options, if any.

[106]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[107]
†	Annualized.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[110]
†	Annualized.

[111]
*	Does not include derivatives, except purchased options, if any.

[112]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[113]
†	Annualized.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[116]
†	Annualized.

[117]
*	Does not include derivatives, except purchased options, if any.

[118]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[119]
†	Annualized.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[122]
†	Annualized.

[123]
*	Does not include derivatives, except purchased options, if any.

[124]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[125]
†	Annualized.

[126]
*	Does not include derivatives, except purchased options, if any.

[127]
†	Annualized.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[130]
†	Annualized.

[131]
*	Does not include derivatives, except purchased options, if any.

[132]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[133]
†	Annualized.

[134]
*	Does not include derivatives, except purchased options, if any.

[135]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[136]
†	Annualized.

[137]
*	Does not include derivatives, except purchased options, if any.

[138]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[139]
†	Annualized.

[140]
*	Does not include derivatives, except purchased options, if any.

[141]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[142]
†	Annualized.

[143]
*	Does not include derivatives, except purchased options, if any.

[144]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[145]
†	Annualized.

[146]
*	Does not include derivatives, except purchased options, if any.

[147]
†	Annualized.

[148]
*	Does not include derivatives, except purchased options, if any.

[149]
†	Annualized.

[150]
*	Does not include derivatives, except purchased options, if any.

[151]
†	Annualized.

[152]
*	Does not include derivatives, except purchased options, if any.

[153]
†	Annualized.

[154]
*	Does not include derivatives, except purchased options, if any.

[155]
†	Annualized.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
†	Annualized.

[158]
*	Does not include derivatives, except purchased options, if any.

[159]
†	Annualized.

[160]
*	Does not include derivatives, except purchased options, if any.

[161]
†	Annualized.

[162]
*	Does not include derivatives, except purchased options, if any.

[163]
†	Annualized.

[164]
*	Does not include derivatives, except purchased options, if any.

[165]
†	Annualized.

[166]
*	Does not include derivatives, except purchased options, if any.

[167]
†	Annualized.

[168]
*	Does not include derivatives, except purchased options, if any.

[169]
†	Annualized.

[170]
*	Does not include derivatives, except purchased options, if any.

[171]
†	Annualized.

[172]
*	Does not include derivatives, except purchased options, if any.

[173]
†	Annualized.

[174]
*	Does not include derivatives, except purchased options, if any.

[175]
†	Annualized.

[176]
*	Does not include derivatives, except purchased options, if any.

[177]
†	Annualized.

[178]
*	Does not include derivatives, except purchased options, if any.

[179]
†	Annualized.

[180]
*	Does not include derivatives, except purchased options, if any.

[181]
†	Annualized.

[182]
*	Does not include derivatives, except purchased options, if any.

[183]
†	Annualized.

[184]
*	Does not include derivatives, except purchased options, if any.

[185]
†	Annualized.

[186]
*	Does not include derivatives, except purchased options, if any.

[187]
†	Annualized.

[188]
*	Does not include derivatives, except purchased options, if any.

[189]
†	Annualized.

[190]
*	Does not include derivatives, except purchased options, if any.

[191]
†	Annualized.

[192]
*	Does not include derivatives, except purchased options, if any.

[193]
†	Annualized.

[194]
*	Does not include derivatives, except purchased options, if any.

[195]
†	Annualized.

[196]
*	Does not include derivatives, except purchased options, if any.

[197]
†	Annualized.

[198]
*	Does not include derivatives, except purchased options, if any.

[199]
†	Annualized.

[200]
*	Does not include derivatives, except purchased options, if any.

[201]
†	Annualized.

[202]
*	Does not include derivatives, except purchased options, if any.

[203]
†	Annualized.

[204]
*	Does not include derivatives, except purchased options, if any.

[205]
†	Annualized.

[206]
*	Does not include derivatives, except purchased options, if any.

[207]
†	Annualized.

[208]
*	Does not include derivatives, except purchased options, if any.

[209]
†	Annualized.

[210]
*	Does not include derivatives, except purchased options, if any.

[211]
†	Annualized.

[212]
*	Does not include derivatives, except purchased options, if any.

[213]
†	Annualized.

[214]
*	Does not include derivatives, except purchased options, if any.

[215]
†	Annualized.

[216]
*	Does not include derivatives, except purchased options, if any.

[217]
†	Annualized.

[218]
*	Does not include derivatives, except purchased options, if any.

[219]
†	Annualized.

[220]
*	Does not include derivatives, except purchased options, if any.

[221]
†	Annualized.

[222]
*	Does not include derivatives, except purchased options, if any.

[223]
†	Annualized.

[224]
*	Does not include derivatives, except purchased options, if any.

[225]
†	Annualized.

[226]
*	Does not include derivatives, except purchased options, if any.

[227]
†	Annualized.

[228]
*	Does not include derivatives, except purchased options, if any.

[229]
†	Annualized.

[230]
*	Does not include derivatives, except purchased options, if any.

[231]
†	Annualized.

[232]
*	Does not include derivatives, except purchased options, if any.

[233]
†	Annualized.

[234]
*	Does not include derivatives, except purchased options, if any.

[235]
†	Annualized.

[236]
*	Does not include derivatives, except purchased options, if any.